UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23765

AOG Institutional Diversified Master Fund

(Exact name of registrant as specified in charter)

11911 Freedom Drive, Suite 730, Reston, Virginia 20190

(Address of principal executive offices) (Zip code)

Frederick Baerenz

AOG Wealth Management

11911 Freedom Drive, Suite 730

Reston, Virginia 20190

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 703-757-8020

Date of fiscal year end: September 30

Date of reporting period: July 1, 2021 - June 30, 2022

Item 1. Proxy Voting Record

AOG Institutional Diversified Master Fund

Company Name	Ticker Symbol	CUSIP	Meeting Date	Proposal	Proposed By	Did the Fund Vote?	Vote	For/Against Recommended Vote
Jones Lang LaSalle Income Property Trust, Inc.	ZIPIX	48021R401	9-Jun-2022	Election of Director: Lynn C. Thurber	Management	Yes	For	For
Jones Lang LaSalle Income Property Trust, Inc.	ZIPIX	48021R401	9-Jun-2022	Election of Director: Virginia G. Breen	Management	Yes	For	For
Jones Lang LaSalle Income Property Trust, Inc.	ZIPIX	48021R401	9-Jun-2022	Election of Director: Jonathan B. Bulkeley	Management	Yes	For	For
Jones Lang LaSalle Income Property Trust, Inc.	ZIPIX	48021R401	9-Jun-2022	Election of Director: R. Martel Day	Management	Yes	For	For
Jones Lang LaSalle Income Property Trust, Inc.	ZIPIX	48021R401	9-Jun-2022	Election of Director: Jacques N. Gordon	Management	Yes	For	For
Jones Lang LaSalle Income Property Trust, Inc.	ZIPIX	48021R401	9-Jun-2022	Election of Director: Kristy F. Heuberger	Management	Yes	For	For
Jones Lang LaSalle Income Property Trust, Inc.	ZIPIX	48021R401	9-Jun-2022	Election of Director: Willian E. Sullivan	Management	Yes	For	For
Jones Lang LaSalle Income Property Trust, Inc.	ZIPIX	48021R401	9-Jun-2022	Election of Director: Robin Zeigler	Management	Yes	For	For
Jones Lang LaSalle Income Property Trust, Inc.	ZIPIX	48021R401	9-Jun-2022	Ratify the appointment of KPMG LLP as the Company’s independent registered public accounting firm for the year ending December 31, 2022	Management	Yes	For	For
Ares Real Estate Income Trust Inc	N/A	9941411Y5	30-Jun-2022	Election of Director: James R. Mulvihill	Management	Yes	For	For
Ares Real Estate Income Trust Inc	N/A	9941411Y5	30-Jun-2022	Election of Director: Raj Dhanda	Management	Yes	For	For
Ares Real Estate Income Trust Inc	N/A	9941411Y5	30-Jun-2022	Election of Director: Charles B. Duke	Management	Yes	For	For
Ares Real Estate Income Trust Inc	N/A	9941411Y5	30-Jun-2022	Election of Director: Daniel J. Sullivan	Management	Yes	For	For
Ares Real Estate Income Trust Inc	N/A	9941411Y5	30-Jun-2022	Election of Director: John P. Woodberry	Management	Yes	For	For
Ares Real Estate Income Trust Inc	N/A	9941411Y5	30-Jun-2022	Election of Director: David A. Roth	Management	Yes	For	For
Ares Real Estate Income Trust Inc	N/A	9941411Y5	30-Jun-2022	Election of Director: Brian P. Mathis	Management	Yes	For	For
Ares Real Estate Income Trust Inc	N/A	9941411Y5	30-Jun-2022	Ratify the appointment of KPMG LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2022	Management	Yes	For	For
Nuveen Global Cities REIT, Inc.	N/A	9941415J4	1-Jun-2022	Election of Directors: Michael J.L. Sales	Management	Yes	For	For
Nuveen Global Cities REIT, Inc.	N/A	9941415J4	1-Jun-2022	Election of Directors: Michael A. Perry	Management	Yes	For	For
Nuveen Global Cities REIT, Inc.	N/A	9941415J4	1-Jun-2022	Election of Directors: John L. MacCarthy	Management	Yes	For	For
Nuveen Global Cities REIT, Inc.	N/A	9941415J4	1-Jun-2022	Election of Directors: Donna Brandin	Management	Yes	For	For
Nuveen Global Cities REIT, Inc.	N/A	9941415J4	1-Jun-2022	Election of Directors: John R. Chandler	Management	Yes	For	For
Nuveen Global Cities REIT, Inc.	N/A	9941415J4	1-Jun-2022	Election of Directors: Steven R. Hash	Management	Yes	For	For
Nuveen Global Cities REIT, Inc.	N/A	9941415J4	1-Jun-2022	Election of Directors: Robert E. Parsons, Jr.	Management	Yes	For	For
Nuveen Global Cities REIT, Inc.	N/A	9941415J4	1-Jun-2022	Ratify the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for the fiscal year ending December 31, 2022	Management	Yes	For	For
Owl Rock Core Income Corp.	N/A	9941405U1	29-Jun-2022	Election of Class II Director - Term Expiring 2025: Edward D’Alelio	Management	Yes	For	For
Owl Rock Core Income Corp.	N/A	9941405U1	29-Jun-2022	Election of Class II Director - Term Expiring 2025: Craig W. Packer	Management	Yes	For	For
Owl Rock Core Income Corp.	N/A	9941405U1	29-Jun-2022	Ratify the appointment of KPMG LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2022	Management	Yes	For	For

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AOG Institutional Diversified Master Fund By: /s/ Frederick Baerenz Frederick Baerenz President & Chief Executive Officer
Date: August 30, 2022